INCOME TAX (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 01, 2008	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net losses								$ 231,193		$ 597,713	$ 231,193
Net loss		$ (336,584)	$ (370,008)	$ (438,676)	$ (304,712)	$ (31,946)	$ (140,948)	$ (1,145,267)	$ (430,301)	$ (711,801)	$ (231,193)
Valuation allowances								100.00%		100.00%	100.00%
Income tax description										These losses can be carried forward for five years to reduce future years’ taxable income through year 2024 and year 2025, respectively.
Uniform enterprise income tax rate	25.00%
Net loss		$ (336,584)			$ (304,712)			$ (1,145,267)	$ (430,301)	$ (711,801)	$ (231,193)
Yubo Global [Member]
Net loss								$ 330,929
Hong Kong [Member]
Statutory income tax rate								16.50%		16.50%